Intangible Assets - Summary of Intangible Assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Intangible Assets [Line Items]
Beginning balance	$ 145,925
Ending balance	127,688	$ 145,925
Carrying Amount
Disclosure Of Intangible Assets [Line Items]
Beginning balance	149,126	157,680
Additions	4,389	7,124
Scrapped		(410)
Exchange differences	(20,081)	(15,268)
Ending balance	133,434	149,126
Accumulated Depreciation and Amortization
Disclosure Of Intangible Assets [Line Items]
Beginning balance	(3,201)	(1,217)
Amortization charge	(3,077)	(2,200)
Exchange differences	532	216
Ending balance	(5,746)	(3,201)
Goodwill
Disclosure Of Intangible Assets [Line Items]
Beginning balance	130,364
Ending balance	112,904	130,364
Goodwill | Carrying Amount
Disclosure Of Intangible Assets [Line Items]
Beginning balance	130,364	143,826
Exchange differences	(17,460)	(13,462)
Ending balance	112,904	130,364
Capitalized Software
Disclosure Of Intangible Assets [Line Items]
Beginning balance	9,361
Ending balance	10,229	9,361
Capitalized Software | Carrying Amount
Disclosure Of Intangible Assets [Line Items]
Beginning balance	11,167	2,786
Additions	1,961	2,860
Scrapped		(245)
Reclassification	2,223	6,553
Exchange differences	(1,530)	(787)
Ending balance	13,821	11,167
Capitalized Software | Accumulated Depreciation and Amortization
Disclosure Of Intangible Assets [Line Items]
Beginning balance	(1,806)	(495)
Amortization charge	(2,101)	(1,420)
Exchange differences	315	109
Ending balance	(3,592)	(1,806)
Other Intangible Assets
Disclosure Of Intangible Assets [Line Items]
Beginning balance	3,125
Ending balance	3,341	3,125
Other Intangible Assets | Carrying Amount
Disclosure Of Intangible Assets [Line Items]
Beginning balance	4,520	3,225
Additions	1,628	1,667
Exchange differences	(653)	(372)
Ending balance	5,495	4,520
Other Intangible Assets | Accumulated Depreciation and Amortization
Disclosure Of Intangible Assets [Line Items]
Beginning balance	(1,395)	(722)
Amortization charge	(976)	(780)
Exchange differences	217	107
Ending balance	(2,154)	(1,395)
Ongoing Development Costs
Disclosure Of Intangible Assets [Line Items]
Beginning balance	3,075
Ending balance	1,214	3,075
Ongoing Development Costs | Carrying Amount
Disclosure Of Intangible Assets [Line Items]
Beginning balance	3,075	7,843
Additions	800	2,597
Scrapped		(165)
Reclassification	(2,223)	(6,553)
Exchange differences	(438)	(647)
Ending balance	$ 1,214	$ 3,075